Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,776,955,527.42
Previously Paid Amount	0.00
Total Fee Amount	245,397.56
Total Offset Amount	0.00
Net Fee	$ 245,397.56